S000035596 [Member] Investment Objectives and Goals - Northern Trust Ultra-Short Fixed Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summaries Northern Trust Ultra-Short Fixed Income ETF (formerly, FlexShares® Ultra-Short Income Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum current income consistent with the preservation of capital and liquidity.